Details of Movement in Restructuring Provisions Recognized (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Initial provision recognized	$ 4,412	$ 4,500
Cash payments	(2,120)
Foreign exchange movement	(9)
Provision balance at end of period	2,283
Restructuring - Fiscal 2012 Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized		4,644
Cash payments	(498)	(3,854)
Foreign exchange movement		(4)
Provision balance at end of period	288	786
Workforce Reduction
Restructuring Cost and Reserve [Line Items]
Initial provision recognized	3,903
Cash payments	(2,120)
Foreign exchange movement	(9)
Provision balance at end of period	1,774
Workforce Reduction | Restructuring - Fiscal 2012 Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized		3,394
Cash payments	(157)	(3,030)
Foreign exchange movement		(4)
Provision balance at end of period	203	360
Office Consolidations
Restructuring Cost and Reserve [Line Items]
Initial provision recognized	509
Provision balance at end of period	509
Office Consolidations | Restructuring - Fiscal 2012 Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized		1,250
Cash payments	(341)	(824)
Provision balance at end of period	$ 85	$ 426